T. ROWE PRICE Target 2015 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.6%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  43,862 1,275 2,750 7,847,045 43,002
New Income Fund  37,214 1,116 1,436 3,803,803 37,429
International Bond Fund (USD
Hedged)  12,741 598 503 1,264,659 12,900
Emerging Markets Bond Fund  9,623 324 375 845,299 9,670
Dynamic Global Bond Fund  8,835 598 360 897,765 8,816
High Yield Fund  8,748 255 332 1,301,997 8,749
Floating Rate Fund  4,608 301 185 494,161 4,719
U.S. Treasury Long-Term Index
Fund  3,126 70 176 277,514 3,278
Total Bond Mutual Funds (Cost $121,747) 128,563
EQUITY MUTUAL FUNDS 36.7%
T. Rowe Price Funds:
Equity Index 500 Fund  17,070 331 1,031 140,609 16,829
Value Fund  12,224 802 927 239,775 12,351
Growth Stock Fund (2) 10,819 158 500 99,118 11,690
International Value Equity Fund  6,750 100 331 398,710 6,431
Overseas Stock Fund  6,329 93 370 439,681 5,944
International Stock Fund  5,861 86 251 248,639 5,657
Mid-Cap Growth Fund  3,114 45 156 24,381 3,181
Mid-Cap Value Fund  3,331 47 181 86,746 3,020
Emerging Markets Stock Fund  3,325 47 172 54,465 2,939
Small-Cap Stock Fund  2,153 32 64 29,552 2,205
Real Assets Fund  2,243 32 74 148,486 2,204
Small-Cap Value Fund  2,172 30 72 34,085 2,188
New Horizons Fund (2) 1,674 24 45 19,455 1,900
Emerging Markets Discovery
Stock Fund  1,228 454 59 99,070 1,598
U.S. Large-Cap Core Fund  903 14 35 25,436 947
Total Equity Mutual Funds (Cost $46,882) 79,084

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 6,926 1,904 949 7,881,046 7,881
Total Short-Term Investments (Cost $7,881) 7,881
Total Investments in Securities 100.0%
(Cost $176,510) $ 215,528
Other Assets Less Liabilities (0.0)% (88)
Net Assets 100.0% $ 215,440
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (5) $ (257) $ 79
Emerging Markets Bond Fund  (14) 98 127
Emerging Markets Discovery Stock Fund  (2) (25) —
Emerging Markets Stock Fund  96 (261) —
Equity Index 500 Fund  786 459 60
Floating Rate Fund  (5) (5) 53
Growth Stock Fund  92 1,213 —
High Yield Fund  — 78 121
International Bond Fund (USD Hedged)  — 64 64
International Stock Fund  61 (39) —
International Value Equity Fund  16 (88) —
Limited Duration Inflation Focused Bond Fund  36 615 —
Mid-Cap Growth Fund  55 178 —
Mid-Cap Value Fund  36 (177) —
New Horizons Fund  14 247 —
New Income Fund  1 535 184
Overseas Stock Fund  111 (108) —
Real Assets Fund  5 3 —
Small-Cap Stock Fund  14 84 —
Small-Cap Value Fund  2 58 —
U.S. Large-Cap Core Fund  2 65 —
U.S. Treasury Long-Term Index Fund  (43) 258 16
Value Fund  262 252 —
U.S. Treasury Money Fund, 0.06% — — 1
Totals $ 1,520# $ 3,247 $ 705+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $705 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2015 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F184-054Q1 08/21